Quarterly Holdings Report
for
Fidelity® China Region Fund
July 31, 2026
HKC-NPRT3-0926
1.804836.122
Common Stocks - 93.9%
	Shares	Value ($)
CHINA - 46.2%
Communication Services - 6.7%
Entertainment - 0.3%
Netease Inc	257,100	6,840,458
Interactive Media & Services - 6.4%
Baidu Inc A Shares (b)	764,000	10,583,388
Tencent Holdings Ltd	2,525,100	154,291,150
		164,874,538
TOTAL COMMUNICATION SERVICES		171,714,996
Consumer Discretionary - 10.4%
Automobile Components - 1.4%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	2,897,200	21,944,007
Hesai Group ADR (b)(c)	392,100	6,626,490
Ningbo Joyson Electronic Corp H Shares	3,768,000	6,390,187
		34,960,684
Automobiles - 1.7%
BYD Co Ltd H Shares	3,558,300	42,538,907
Broadline Retail - 5.5%
Alibaba Group Holding Ltd	8,015,400	122,101,821
PDD Holdings Inc Class A ADR (b)	202,305	17,916,130
		140,017,951
Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group Inc ADR	369,756	21,774,931
Hotels, Restaurants & Leisure - 1.0%
Luckin Coffee Inc ADR (b)	720,700	25,224,500
TOTAL CONSUMER DISCRETIONARY		264,516,973
Consumer Staples - 1.3%
Beverages - 1.0%
China Resources Beer Holdings Co Ltd	4,318,000	13,028,191
Kweichow Moutai Co Ltd A Shares (China)	69,445	13,877,584
		26,905,775
Personal Care Products - 0.3%
Mao Geping Cosmetics Co LTD H Shares (c)	896,100	6,712,980
TOTAL CONSUMER STAPLES		33,618,755
Financials - 6.7%
Banks - 4.6%
China Construction Bank Corp H Shares	59,151,610	69,410,033
Industrial & Commercial Bank of China Ltd H Shares	51,043,000	48,879,543
		118,289,576
Financial Services - 0.2%
Far East Horizon Ltd	6,706,500	5,883,494
Insurance - 1.9%
China Pacific Insurance Group Co Ltd H Shares	5,815,800	22,662,814
PICC Property & Casualty Co Ltd H Shares	6,992,000	14,621,646
Ping An Insurance Group Co of China Ltd H Shares	1,594,000	11,908,414
		49,192,874
TOTAL FINANCIALS		173,365,944
Health Care - 3.6%
Biotechnology - 1.3%
Abbisko Cayman Ltd (b)	11,802,000	15,184,406
Innovent Biologics Inc (b)(d)(e)	838,000	9,264,332
Zai Lab Ltd (b)(c)	4,516,400	8,229,703
		32,678,441
Health Care Equipment & Supplies - 0.5%
Shanghai Conant Optical Co Ltd H Shares (c)	3,391,000	13,672,271
Life Sciences Tools & Services - 1.2%
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	1,472,500	30,173,257
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	3,738,000	15,338,269
TOTAL HEALTH CARE		91,862,238
Industrials - 4.8%
Aerospace & Defense - 0.0%
Shanghai Top Numerical Control Technology Co Ltd H Shares	843,100	1,515,826
Construction & Engineering - 0.3%
China Conch Venture Holdings Ltd (c)	5,804,500	6,535,466
Electrical Equipment - 2.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	704,800	41,295,745
Dajin Heavy Industry Co Ltd H Shares	1,664,900	7,642,609
Huaming Power Equipment Co Ltd A Shares (China)	1,801,400	5,448,577
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	1,218,000	5,125,020
Sieyuan Electric Co Ltd A Shares (China)	669,014	15,498,206
		75,010,157
Machinery - 1.6%
Airtac International Group	354,000	14,343,871
Sany Heavy Equipment International Holdings Co Ltd	13,691,000	12,971,046
Shenzhen Han's CNC Technology Co Ltd H Shares (c)	363,200	4,367,254
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares (c)	2,635,300	8,797,327
		40,479,498
TOTAL INDUSTRIALS		123,540,947
Information Technology - 7.8%
Communications Equipment - 0.2%
Hengtong Optic-electric Co Ltd A Shares (China)	727,900	5,102,167
Electronic Equipment, Instruments & Components - 0.2%
Suzhou UIGreen Micro&Nano Technologies Co Ltd A Shares (China)	368,300	4,427,358
Semiconductors & Semiconductor Equipment - 7.3%
ACM Research Inc Class A (b)	206,726	16,221,789
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	864,633	43,967,738
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	866,165	30,379,804
Montage Technology Co Ltd A Shares (China)	1,509,921	45,742,314
NAURA Technology Group Co Ltd A Shares (China)	233,605	23,719,446
Piotech Inc A Shares (China)	196,600	19,328,732
Shanghai Fudan Microelectronics Group Co Ltd H Shares	2,540,000	7,760,175
Shanghai Xizhi Technology Co Ltd H Shares	34,200	1,127,731
		188,247,729
Software - 0.1%
Pony AI Inc ADR (b)(c)	534,500	4,206,515
TOTAL INFORMATION TECHNOLOGY		201,983,769
Materials - 4.6%
Chemicals - 0.0%
Sinoma Science & Technology Co Ltd A Shares (China)	200	1,275
Construction Materials - 0.4%
Guangdong Tapai Group Co Ltd A Shares (China)	10,220,101	11,339,951
Metals & Mining - 4.2%
Chuangxin Industries Holdings Ltd H Shares	4,144,500	8,820,221
JCHX Mining Management Co Ltd A Shares (China)	1,001,426	11,027,779
MMG Ltd (b)	22,204,000	23,754,407
Zijin Mining Group Co Ltd H Shares	15,262,000	64,687,964
		108,290,371
TOTAL MATERIALS		119,631,597
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,663,000	8,465,132
TOTAL CHINA		1,188,700,351
HONG KONG - 2.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
HKT Trust & HKT Ltd unit	4,316,000	7,303,035
Financials - 2.0%
Capital Markets - 0.2%
Hong Kong Exchanges & Clearing Ltd	120,300	6,267,973
Insurance - 1.8%
AIA Group Ltd	4,531,200	45,678,566
TOTAL FINANCIALS		51,946,539
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Gold International Co Ltd	726,313	10,946,929
TOTAL HONG KONG		70,196,503
SOUTH AFRICA - 2.0%
Consumer Discretionary - 2.0%
Broadline Retail - 2.0%
Naspers Ltd Class N	969,300	50,929,574
TAIWAN - 41.9%
Financials - 0.3%
Banks - 0.3%
E.Sun Financial Holding Co Ltd	6,829,799	8,149,766
Industrials - 2.3%
Electrical Equipment - 2.3%
Bizlink Holding Inc	943,000	60,067,935
Information Technology - 39.3%
Communications Equipment - 0.1%
FOCI Fiber Optic Communications Inc (b)	203,936	2,947,357
Electronic Equipment, Instruments & Components - 7.9%
Chroma ATE Inc	370,000	23,256,442
Delta Electronics Inc	1,568,000	77,177,680
Elite Material Co Ltd	357,000	51,272,116
Fit Hon Teng Ltd (b)(c)(d)(e)	7,291,000	4,369,542
Unimicron Technology Corp	1,064,445	24,986,647
Universal Microwave Technology Inc	165,000	4,829,927
Yageo Corp	1,131,000	17,030,930
		202,923,284
Semiconductors & Semiconductor Equipment - 31.3%
ASE Technology Holding Co Ltd	2,493,000	42,561,572
eMemory Technology Inc	381,481	28,674,955
Jentech Precision Industrial Co Ltd	146,000	15,129,751
MediaTek Inc	867,000	92,402,426
MPI Corp	41,000	6,529,239
Taiwan Semiconductor Manufacturing Co Ltd	8,384,000	620,412,824
		805,710,767
TOTAL INFORMATION TECHNOLOGY		1,011,581,408
TOTAL TAIWAN		1,079,799,109
UNITED STATES - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Space Exploration Technologies Corp (a)	48,049	5,207,070
Health Care - 0.5%
Biotechnology - 0.5%
Legend Biotech Corp ADR (b)	653,039	12,113,873
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	14,300	12,242,660
TOTAL UNITED STATES		29,563,603
TOTAL COMMON STOCKS (Cost $1,299,602,651)		2,419,189,140

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (b)(f)(g)	38,752	12,806,374
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(g)	238,944	1,756,238
TOTAL CHINA		14,562,612
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,639,976)		14,562,612

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd non-voting shares (Cost $3,678,452)	101,210	12,566,376

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	149,365,178	149,395,051
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	34,951,414	34,954,909
TOTAL MONEY MARKET FUNDS (Cost $184,348,298)			184,349,960

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,495,269,377)	2,630,668,088
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(53,565,040)
NET ASSETS - 100.0%	2,577,103,048

Legend

(a)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $5,207,070 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $89,554,539 or 3.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,554,539 or 3.5% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,562,612 or 0.6% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $24,375,915.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	4,246,219

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,393,757

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	34,066,955	573,861,097	458,533,493	1,406,005	(1,170)	1,662	149,395,051	149,365,178
Fidelity Securities Lending Cash Central Fund	11,460,100	147,033,403	123,538,450	457,198	(144)	-	34,954,909	34,951,414
	45,527,055	720,894,500	582,071,943	1,863,203	(1,314)	1,662	184,349,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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